POST-EMPLOYMENT BENEFITS - Summary of Accrued Benefit Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	$ 94
Contributions by employees	25	$ 28
Net defined benefit plan (assets) accrued benefit obligations, ending balance	93	94
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	(76)
Current service cost	86	76
Pension expense, recognized in employee salaries and benefits expense	(81)	(62)
Net interest cost, recognized in finance costs	(8)	(18)
Remeasurements, recognized in other comprehensive income and equity	(176)	191
Net defined benefit plan (assets) accrued benefit obligations, ending balance	(175)	(76)
Domestic defined benefit plans | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	2,260	2,430
Current service cost	86	76
Net interest cost, recognized in finance costs	102	116
Benefits paid	(51)	(89)
Impact of annuitization	(140)	(736)
Impact of Shaw Transaction	0	55
Contributions by employees	25	28
Remeasurements, recognized in other comprehensive income and equity	(85)	380
Net defined benefit plan (assets) accrued benefit obligations, ending balance	2,197	2,260
Domestic defined benefit plans | Plan assets
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	(2,339)	(2,770)
Net interest cost, recognized in finance costs	(110)	(134)
Benefits paid	(51)	(89)
Impact of annuitization	(141)	(737)
Impact of Shaw Transaction	0	67
Contributions by employees	25	28
Net defined benefit plan (assets) accrued benefit obligations, ending balance	(2,385)	(2,339)
Unfunded supplemental benefits for certain executives | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	94	83
Pension expense, recognized in employee salaries and benefits expense	4	9
Net interest cost, recognized in finance costs	3	5
Benefits paid	(7)	(9)
Remeasurements, recognized in other comprehensive income and equity	(1)	6
Net defined benefit plan (assets) accrued benefit obligations, ending balance	$ 93	$ 94